EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of earnings (loss) per share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2023		2022
	Basic	Diluted	Basic	Diluted
Net income	$1,953	$1,953	$1,017	$1,017
Net income attributable to non-controlling interests	(681)	(681)	(585)	(585)
Net income attributable to the equity holders of Barrick Gold Corporation	$1,272	$1,272	$432	$432
Weighted average shares outstanding	1,755	1,755	1,771	1,771
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.72	$0.72	$0.24	$0.24